Share capital and other reserves (Tables)	12 Months Ended
Dec. 31, 2025
Share capital and other reserves
Schedule of treasury shares

	Number of shares			Amount
	2025	2024	2023	2025	2024	2023
	‘000	‘000	‘000	US$’000	US$’000	US$’000
Balance as at 1 January	7,743	8,926	8,558	48,387	56,438	47,631
Transfer of treasury shares	(120)	(1,192)	(471)	(754)	(8,151)	(2,676)
Purchases of treasury shares	316	9	2,778	2,739	100	23,698
Cancellation of treasury shares	—	—	(1,939)	—	—	(12,215)
Balance as at 31 December	7,939	7,743	8,926	50,372	48,387	56,438